Income Taxes	9 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Income Taxes

Note 9. Income Taxes

       The Company’s effective tax rate as of September 30, 2023, was primarily impacted by the geographic mix of its earnings and losses, movements in its valuation allowance and changes in its uncertain tax positions.